Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Unrecognized income tax benefit will decrease in the next twelve months	$ 31
Accrued interest	$ 2	$ 1